Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Lease Liabilities [Abstract]
Schedule of Lease liability	The roll forward analysis of lease liability is presented below:
	December 31,	December 31,
	2023	2022
	$	$
At January 1	395,880	-
Additions	1,677,918	456,068
Interest accretion on lease liability	52,075	20,745
Payments	(338,171)	(80,933)
At December 31	1,787,702	395,880

Current	602,557	105,304
Non-current	1,185,145	290,576
	1,787,702	395,880

Schedule of Undiscounted Lease Payments	Shown below is the maturity analysis of the undiscounted minimum lease payments:
	December 31,	December 31,
	2023	2022
Undiscounted future lease payments	$	$

Less than 1 year	678,051	122,513
More than 1 year but less than 5 years	1,236,050	311,850
	1,914,101	434,363